Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies. Certain conditions may exist as of the date the condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s condensed consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Equity Awards to Former Flewber Shareholder and Current Officer

In connection with the Company’s acquisition of Flewber Global, Inc. on February 27, 2025 (see Note 10 – Acquisitions), Marc Sellouk, the Chief Executive Officer of Flewber and, received 500,000 shares of the Company’s common stock at closing as part of the consideration for his shares in Flewber. In addition, under the terms of the acquisition agreement, Mr. Sellouk was entitled to receive an additional 468,832 shares of the Company’s common stock and 14,812 shares of the Company’s Series I Preferred Stock if he remained employed with the Company through June 30, 2025. These additional shares were accounted for as stock-based compensation under ASC 718, with grant-date fair value determined as of February 27, 2025, and are being expensed on a straight-line basis over the service period from February 27, 2025 through June 30, 2025.

Lease Agreements

The Company currently does not own any properties.

On May 1, 2022, the Company entered into a lease agreement for its former corporate headquarters, consisting of a total of 8,000 square feet and is located at 419 Lafayette Street, 6th  Floor, New York, NY, 10003. The lease term was 7 years commencing May 1, 2022.

During 2024, the Company entered into and then subsequently amended the lease agreement for 419 Lafayette Street, with the goal of terminating the lease going forward contingent upon a payment plan for amounts owed under the lease. Under this agreement $120,000 was owed prior to February 4, 2025, which amount was satisfied via the issuance of 125,000 shares of common stock in August 2024 (see Common Stock for full details on this issuance). An additional $220,000 is due in monthly installments of $19,000 between February 2025 and February 2026, and an additional $252,000 is due in monthly installments of $21,000 per month between February 2026 and February 2027. These payments are subject to acceleration based upon the Company’s financing proceeds. During the six months ended June 30, 2025, the Company settled the remaining $480,000 in Accounts Payable under this lease with the issuance of 640 shares of the Company’s Series G Preferred Stock with a fair value of $192,000, resulting in a gain on settlement of debt of $288,000. As of June 30, 2025, due to the settlement of the lease, there are no remaining Right of Use assets or liabilities on the Company’s condensed consolidated balance sheets.

On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131. Commencement date of the lease is July 28, 2022. The total amount due under this lease is $181,299. During the year ended December 31, 2022, it was decided the Company would not be using the office space and recorded an impairment of $101,623 on the right-of-use asset. During the six months ended June 30, 2025, the Company settled the remaining accounts payable balance under this lease of $120,597 for a cash payment of $10,000, resulting in a $110,597 gain on settlement of debt, which is recorded in settlement of vendor liabilities in the condensed consolidated statements of operations and comprehensive loss.

On February 27, 2025, as a result of the acquisition of Flewber Global, Inc., the Company assumed a 3-year lease agreement for a lease for an office suite at the air-taxi’s base of operation located at 7160 Republic Airport, Farmingdale, NY 11735.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 7%, as the interest rate implicit in most of its leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term.

During the six months ended June 30, 2025, the Company recorded $10,954 as operating lease expense which is included in general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss, respectively.

The components of the lease expense were as follows:

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Operating lease cost	$55,900	$253,183
Short term lease cost	-	-
Total net lease cost	$55,900	$253,183

Supplemental cash flow and other information related to leases was as follows:

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	33,540	279,038
Weighted average remaining lease term (in years):	2.17	4.84
Weighted average discount rate:	7.00%	12.50%

Operating right-of-use assets are summarized below.

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Office Lease	$186,270	$2,243,971
Less accumulated amortization	(9,665)	(610,764)
Right-of-use, net	$176,605	$1,633,207

Operating lease liabilities are summarized below

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Office Lease	$140,035	$1,798,758
Less: current portion	(68,757)	(547,439)
Long term portion	$71,278	$1,251,319

Total future minimum payments required under the lease as of December 31, are as follows:

For the Twelve Months Ended December 31,	Operating Leases
2025	$34,211
2026	69,783
2027	47,444
Total	151,438
Less imputed interest	(11,403)
PV of Payments	$140,035

Employment Agreements

As of June 30, 2025, the Company does not have employment agreements with its executives or any other employees.

Note 10 – Commitments and Contingencies

Litigation

Skube v. WHE Agency Inc., et al

A complaint against WHE, Creatd and Jeremy Frommer filed December 22, 2022, was filed in the Supreme Court of the State of New York, New York County, by Jessica Skube, making certain claims alleging conversion, trespass to chattel, unjust enrichment, breach of contract, fraud in the inducement, seeking damages of $161,000 and punitive damages of $500,000. Skube filed an Order to Show Cause, which the Company opposed, which was denied. As of December 31, 2023, the Company had a balance of $191,360 accrued for Miss Skube, which is included within accounts payable and accrued liabilities on the consolidated balance sheets.

On November 12, 2024, Jessica Skube and the Company executed a settlement agreement. As part of the agreement, Ms. Skube received 150,000 shares of the Company’s common stock, valued at $150,000, with an additional 35,000 shares of common stock issued in legal fees, valued at $35,000.

Lind Global v. Creatd, Inc.

A complaint against Creatd dated September 21, 2022, has been filed in the Supreme Court of the State of New York, New York County, by Lind Global Macro Fund LP and Lind Global Fund II LP, making certain claims alleging breach of contract related to two Securities Purchase Agreements executed on May 31, 2022, seeking damages in excess of $920,000. The Company filed a Motion to Dismiss, which was denied. The Company then submitted an Answer, and was awaiting a response as of December 31, 2023.

As of December 31, 2023, there was $990,000 in outstanding principal, which is included in convertible notes net of debt discount and issuance costs on the consolidated balance sheets and $297,814 in outstanding interest, which is included within accounts payable and accrued liabilities on the consolidated balance sheets.

On March 13, 2024, the Company reached a settlement agreement and general release regarding Lind Global vs Creatd, Inc. In exchange for a grant of security interest on the outstanding debentures, an increase of principal value and interest rate, a reduction of conversion price, and the exchange of outstanding warrants for 150 shares of the Company’s Preferred Series F stock, Lind Global agreed to extend the Maturity Date to 18 months from the date of the agreement and submit a stipulation of discontinuance with the court. See (“The First May 2022 Convertible Note” and “The Second May 2022 Convertible Note” in Note 6 for further detail.

Lease Agreements

The Company currently does not own any properties.

On May 1, 2022, the Company entered into a lease agreement for its former corporate headquarters, consisting of a total of 8,000 square feet and is located at 419 Lafayette Street, 6th  Floor, New York, NY, 10003. The lease term was 7 years commencing May 1, 2022.

During 2024, the Company entered into and then subsequently amended the lease agreement for 419 Lafayette Street, with the goal of terminating the lease going forward contingent upon a payment plan for amounts owed under the lease. Under this agreement $120,000 was owed prior to February 4, 2025, which amount was satisfied via the issuance of 125,000 shares of common stock in August 2024 (see Common Stock for full details on this issuance). An additional $220,000 is due in monthly installments of $19,000 between February 2025 and February 2026, and an additional $252,000 is due in monthly installments of $21,000 per month between February 2026 and February 2027. These payments are subject to acceleration based upon the Company’s financing proceeds. As of December 31, 2024, the amount owed on this lease under Accounts Payable on its consolidated balance sheets was $480,000. See Subsequent Events.

On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131. Commencement date of the lease is July 28, 2022. The total amount due under this lease is $181,299. During the year ended December 31, 2022, it was decided the Company would not be using the office space and recorded an impairment of $101,623 on the right-of-use asset. As of December 31, 2024 and 2023, the Company is in breach of this lease agreement and carries an accounts payable balance of $120,597 on its consolidated balance sheets. See Subsequent Events.

On September 9, 2021, the Company signed a 1-year lease for approximately 3,200 square feet at 648 Broadway, Suite 200, New York, NY 10012. Monthly rent under the lease was $12,955 for the leasing period. As of December 31, 2024 and 2023, the Company is in breach of this lease agreement and owes $30,108 in rent, which is included in accounts payable and accrued liabilities on the consolidated balance sheets. The Company vacated this office on May 1, 2022.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 12.5%, as the interest rate implicit in most of its leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term.

During the years ended December 31, 2024 and 2023, the Company recorded $488,047 and $464,183 as operating lease expense which is included in general and administrative expenses on the consolidated statements of operations and comprehensive loss, respectively.

The components of the lease expense were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operating lease cost	$488,047	$464,183
Short term lease cost	-	-
Total net lease cost	$488,047	$464,183

Supplemental cash flow and other information related to leases was as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	323,292	323,292
Weighted average remaining lease term (in years):	6.25	6.25
Weighted average discount rate:	12.50%	12.50%

Operating right-of-use assets are summarized below.

	Year Ended December 31, 2024	Year Ended December 31, 2023
Office Lease	$2,243,971	$2,412,221
Less accumulated amortization	(610,764)	(489,109)
Right-of-use, net	$1,633,207	$1,923,112

Operating lease liabilities are summarized below

	Year Ended December 31, 2024	Year Ended December 31, 2023
Office Lease	$1,822,053	$2,087,423
Less: current portion	(547,439)	(532,689)
Long term portion	$1,274,614	$1,554,734

Total future minimum payments required under the lease as of December 31, are as follows:

For the Twelve Months Ended December 31,	Operating Leases
2025	547,439
2026	532,424
2027	548,073
2028	564,191
2029	160,684
Thereafter	189,821
Total	2,352,812
Less imputed interest	(547,439)
PV of Payments	$1,251,319

Nasdaq Notice of Delisting

On September 2, 2022, the Company received a letter from the staff of The Nasdaq Capital Market notifying the Company that the Nasdaq Hearings Panel has determined to delist the Company’s common stock from the Exchange, based on the Company’s failure to comply with the listing requirements of Nasdaq Rule 5550(b)(1) as a result of the Company’s shareholder equity deficit for the period ended June 30, 2022, as demonstrated in Company’s Quarterly Report on Form 10-Q filed on August 15, 2022, following the Company having not complied with the market value of listed securities requirement in Nasdaq Rule 5550(b)(2) on March 1, 2022, while the Company was under a Panel Monitor, as had been previously disclosed. Suspension of trading in the Company’s shares on the Exchange became effective at the opening of business on September 7, 2022, at which time the Company’s common stock, under the symbol “CRTD,” and publicly-traded warrants, under the symbol “CRTDW,” was quoted on the OTCPink marketplace operated by OTC Markets Group Inc.

Following passage of the prescribed 15-day time period for appeal as stated in the Letter, on October 26, 2022, Nasdaq completed the delisting by filing a Form 25 Notification of Delisting with the Securities and Exchange Commission.

The Company’s common stock, under the symbol “CRTD,” is quoted on the OTCPink marketplace operated by OTC Markets Group Inc. effective as of September 26, 2022. Effective April 4, 2023, the Company’s symbol changed to “VOCL.” The Company’s publicly-traded warrants, under the symbol “CRTDW,” are quoted on the OTCPink marketplace operated by OTC Markets Group Inc.

Employment Agreements

As of December 31, 2024, the Company does not have employment agreements with its executives or any other employees.